Other Income and Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Income and Expenses, Net
Other income and expenses, net consisted of the following:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Public funding	201	177	162
Start-up and phase-out costs	(134)	(13)	—
Exchange gain (loss), net	5	15	7
Patent costs	(12)	(8)	(10)
Gain on sale of non-current assets	6	2	5
COVID-19 incremental costs	—	(10)	(19)
Other, net	(11)	(4)	(4)
Total	55	159	141